Annual Total Returns (Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares Institutional) (Vanguard Mortgage-Backed Securities Index Fund, Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Mortgage-Backed Securities Index Fund | Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares
Annual Total Return
2013	(1.29%)
2012	2.54%
2011	5.88%
2010	5.23%